Other Liabilities- Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosures Of Other Liabilities [Abstract]
Accrued expenses	¥ 2,062,869	¥ 2,122,001
Derivative financial liabilities	547,597
Provisions	110,930	560,000
Service liability		239,094
Output VAT to be recognized		13,491
Others	15,538	19,060
Other liabilities	¥ 2,736,934	¥ 2,953,646